CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY(DEFICIT) - CNY (¥) ¥ in Thousands	Total	Noncontrolling Interest	Additional paid-in capital	Share capital Member	Gereral Risk Reserve Member	Currency Translation Reserve Member	Total Equities Member	Accumulated other comprehensive loss	Statutory reserve [member]
Balance, amount at Dec. 31, 2021	¥ 318,303	¥ 63,661	¥ 383,174	¥ 326	¥ 9,180	¥ 30	¥ 254,642	¥ (156,774)	¥ 18,706
Statement [Line Items]
Share issuance	524	0	510	14	0	0	524	0	0
Other comprehensive loss for the year - currency translation differences	(325)	(64)	0	0	0	(261)	(261)	0	0
Net loss for the year	(30,344)	(6,069)	0	0	0	0	(24,275)	(24,275)	0
Balance, amount at Dec. 31, 2022	288,158	57,528	383,684	340	9,180	(231)	230,630	(181,049)	18,706
Statement [Line Items]
Share issuance	57,979	0	54,509	3,470	0	0	57,979	0	0
Other comprehensive loss for the year - currency translation differences	(1,489)	(298)	0	0	0	(1,191)	(1,191)	0	0
Net loss for the year	(395,803)	(79,161)	0	0	0	0	(316,642)	(316,642)	0
Balance, amount at Dec. 31, 2023	(51,155)	(21,931)	438,193	3,810	9,180	(1,422)	(29,224)	(497,691)	18,706
Statement [Line Items]
Share issuance	1,735	0	1,596	139	0	0	1,735	0	0
Other comprehensive loss for the year - currency translation differences	47,047	0	0	0	0	47,047	47,047	0	0
Net loss for the year	(4,549)	0	0	0	0	0	(4,549)	(4,549)	0
Disposal of discontinued operations and subsidiaries	27,931	21,931	66,534	0	(9,180)	0	6,000	(32,648)	(18,706)
Conversion of convertible notes	7,040	0	6,004	1,036	0	0	7,040	0	0
Appropriation to reserve	0	0	0	0	0	0	0	(346)	346
Balance, amount at Dec. 31, 2024	¥ 28,049	¥ 0	¥ 512,327	¥ 4,985	¥ 0	¥ 45,625	¥ 28,049	¥ (535,234)	¥ 346